Fair Value Measurements - Summary of Change in the Fair Value of the Warrant Liabilities (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Beginning balance warrant liabilities	$ 15,566	$ 4,830
Purchases and issuances		10,475
Proceeds from loans receivable	(304)	(800)
Conversion of promissory notes	(195)
Change in fair value	(3,508)	1,061
Ending balance warrant liabilities	11,559	15,566
Contingent Consideration [Member]
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Beginning balance warrant liabilities	0
Acquisition	8,760
Change in fair value	(293)
Ending balance warrant liabilities	8,467	0
Private Placement Warrants [Member]
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Beginning balance warrant liabilities	0
Additions pursuant to the Business Combination	90,263
Change in fair value	(31,705)
Ending balance warrant liabilities	$ 58,558	$ 0